                                                                        1933 Act
                                                                     Rule 497(j)

                                                                       VIA EDGAR

May 7, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Phoenix Life Insurance Company ("PLIC")
     PHL Variable Insurance Company ("PHLVIC")
     Phoenix Life and Annuity Company ("PLAC")
     Registration Statements on Forms N-4 and N-6

                    Registrant                 1933 Act #   1940 Act #
--------------------------------------------   ----------   ----------
Phoenix Life Variable Accumulation Account      002-78020    811-03488
Phoenix Life Variable Accumulation Account      333-31320    811-03488
Phoenix Life Variable Accumulation Account      333-47862    811-03488
Phoenix Life Variable Accumulation Account      333-68872    811-03488
Phoenix Life Variable Accumulation Account      333-82916    811-03488
Phoenix Life Variable Accumulation Account     333-123035    811-03488
Phoenix Life Variable Universal Life Account    033-06793    811-04721
Phoenix Life Variable Universal Life Account    033-23251    811-04721
Phoenix Life Variable Universal Life Account    333-23171    811-04721
Phoenix Life Variable Universal Life Account    333-86921    811-04721
Phoenix Life Variable Universal Life Account   333-119919    811-04721
Phoenix Life Variable Universal Life Account   333-146301    811-04721
PHL Variable Accumulation Account               333-78761    811-08914

PHL Variable Accumulation Account               333-95611    811-08914
PHL Variable Accumulation Account               333-48140    811-08914
PHL Variable Accumulation Account               333-68164    811-08914
PHL Variable Accumulation Account               333-82912    811-08914
PHL Variable Accumulation Account              333-123040    811-08914
PHL Variable Accumulation Account               033-87376    811-08914
PHLVIC Variable Universal Life Account          333-76778    811-09065
PHLVIC Variable Universal Life Account          333-81458    811-09065
PHLVIC Variable Universal Life Account         333-119916    811-09065
PHLVIC Variable Universal Life Account         333-143656    811-09065
Phoenix Life and Annuity Variable Universal
   Life Account                                 333-12989    811-07835

To the Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses and Statements of Additional Information do not differ from those contained in the Registrant's most recent registration statements' amendment filed electronically pursuant to Rule 485(b).

Please direct any questions regarding this filing to the undersigned at (860) 403-5685.

Very truly yours,


/s/ Mary K. Johnson
-------------------------------------
Mary K. (Kate) Johnson
Second Vice President
Life and Annuity, SEC Compliance
Phoenix Life Insurance Company